SHARE CAPITAL - Stock options (Details)		12 Months Ended
	Jun. 04, 2018	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares	Dec. 31, 2016 Options $ / shares
Stock options
Options available for grant, as a percent to outstanding shares	15.00%
Number of options outstanding | Options		369,726	5,707	7,865
Number of options granted | Options		697,150	366,053	1,844
Number of options exercised | Options			(49)	(2,174)
Number of options forfeited | Options		(13,344)	(1,178)	(1,828)
Number of options expired | Options		(1,867)	(807)
Number of options outstanding | Options		1,051,665	369,726	5,707	7,865
Number of options exercisable | Options		398,596	146,263	4,513
Weighted average exercise price of share options outstanding at beginning of the year | $ / shares		$ 76.78	$ 3,849.00	$ 2,908.60
Weighted average exercise price of share options granted | $ / shares		4.27	30.31	1,508.10
Weighted average exercise price of share options exercised | $ / shares			7.33	823.60
Weighted average exercise price of share options forfeited | $ / shares		58.64	1,712.35	1,830.60
Weighted average exercise price of share options expired | $ / shares		4,997.06	1,813.70
Weighted average exercise price of share options outstanding at end of year | $ / shares		20.63	76.78	3,849.00	$ 2,908.60
Weighted average exercise price of share options exercisable | $ / shares		$ 35.69	$ 127.04	$ 3,976.60
Average remaining contractual life of outstanding share options (in years)		7 years 1 month 2 days	7 years 10 months 17 days	2 years 3 months 11 days	1 year 9 months 7 days
Average remaining contractual life of exercisable share options (in years)		6 years 11 months 19 days	7 years 7 months 13 days	1 year 11 months 9 days
Stock options
Stock options
Maximum life of options		10 years